Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) (Unaudited) - Parent Company [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Equity in earnings of subsidiaries	$ 10,715	$ 8,259	$ 6,898
General and administrative expenses	(421)	(472)
NET INCOME	10,294	7,787	6,898
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(1,757)	(8,157)	2,072
COMPREHENSIVE INCOME (LOSS)	$ 8,537	$ (370)	$ 8,970